Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Maximum loss exposure	$ 230	$ 160
Fair value adjustment period	1 year
Maturity period for cash and cash equivalents	3 months
Threshold period of past due status of financing receivable	30 days
Threshold Period, Financing Receivable Evaluated for Non-accrual Status	90 days
Period due to be considered for accrual of interest on loans Is discontinued	90 days
Accounts, Notes, Loans and Financing Receivable
Past due loans threshold period for write-off	120 days
Rate lock period	60 days
Commercial Loans
Accounts, Notes, Loans and Financing Receivable
Past due loans threshold period for write-off	90 days
Residential and Consumer Portfolio
Accounts, Notes, Loans and Financing Receivable
Past due loans threshold period evaluation for charge-off	120 days
Buildings | Minimum
Accounts, Notes, Loans and Financing Receivable
Useful life of property and equipment	10 years
Buildings | Maximum
Accounts, Notes, Loans and Financing Receivable
Useful life of property and equipment	40 years